Disclosure of detailed information about site closure and reclamation provision (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Site closure and reclamation provisions, beginning of period	$ 303,600	$ 263,600
Increase in provision for site closure and reclamation costs	0	40,000
Site closure and reclamation provisions, end of period	$ 303,600	$ 303,600